UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street, Columbus, IN 47201
(Address of principal executive offices) (Zip code)

Kirr, Marbach & Company, LLC, 621
Washington Street, Columbus, IN 47201
(Name and address of agent for service)

(812) 376-9444

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Kirr Marbach Partners Value Fund
KMVAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Kirr Marbach Partners Value Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.kmpartnersfunds.com. You can also request this information by contacting us at 1-812-376-9444.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kirr Marbach Partners Value Fund	$172	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We believe the S&P 500 Equal-Weighted Index (all 500 constituents have same 0.2% index weight) gives a better representation of the how the “average stock” performed versus the traditional, capitalization-weighted S&P 500 Index (10 largest-capitalization stocks have a combined index weight of about 38%). For the 12-month period ended September 30, 2024, the traditional, capitalization-weighted S&P 500 Index had a total return of 36.35%, driven by the superior performance of the “Magnificent Seven” mega-capitalization technology stocks (Apple, Microsoft, NVIDIA, Alphabet, Amazon, Meta Platforms and Tesla). By contrast, the equal-weighted S&P 500 Index had a more modest total return of 28.62%.
Similarly, the S&P 500 Growth Index had a total return of 41.06% for the 12-month period ending September 30, 2024, while the S&P 500 Value Index had a total return of 30.88%.
Given the “average stock” underperformed the S&P 500 Index for the 12-month period ending September 30, 2024 and the majority of the Fund’s holdings fall into the “value” universe, we are pleased with the Fund’s superior performance.

Top Contributors
↑	Vistra Corp.
↑	EMCOR Group Inc.
↑	Broadcom Inc.
↑	Constellation Software
↑	Colliers International Group

Top Detractors
↓	Visteon Corp.
↓	Dollar Tree Inc.
↓	AON Plc
↓	InMode Ltd.
↓	Biogen Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Kirr Marbach Partners Value Fund	PAGE 1	TSR-AR-497647107

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Kirr Marbach Partners Value Fund	37.22	12.09	8.00
S&P 500 Index	36.35	15.98	13.38
Visit https://www.kmpartnersfunds.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$90,065,393
Number of Holdings	42
Net Advisory Fee	$790,413
Portfolio Turnover	9%
Visit https://www.kmpartnersfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Vistra Energy Corp.	8.2%
Broadcom, Inc.	8.0%
EMCOR Group, Inc.	7.5%
AutoZone, Inc.	6.0%
Constellation Software, Inc.	5.3%
Colliers International Group, Inc.	5.1%
MasTec, Inc.	4.7%
Republic Services, Inc.	4.3%
Alphabet, Inc.	3.6%
Canadian Pacific Kansas City Ltd.	3.4%

Industry	(% of net assets)
Industrial	24.3%
Technology	18.4%
Consumer Non Cyclical	16.5%
Consumer Cyclical	11.5%
Utilities	8.2%
Communications	6.0%
Financial	5.9%
Energy	5.1%
Basic Materials	2.0%
Cash & Other	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kmpartnersfunds.com
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kirr, Marbach & Company, LLC documents not be householded, please contact Kirr, Marbach & Company, LLC at 1-812-376-9444, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kirr, Marbach & Company, LLC or your financial intermediary.
Kirr Marbach Partners Value Fund	PAGE 2	TSR-AR-497647107

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those past fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended September 30, 2024, and September 30, 2023, the Fund’s principal accountant was Tait, Weller & Baker LLP. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$19,000	$19,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,200	$3,200
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

KIRR, MARBACH PARTNERS VALUE FUND
Core Financial Statements
September 30, 2024

Kirr, Marbach Partners Value Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 97.9%
Basic Materials - 2.0%
Innospec, Inc.	16,296	$1,842,915
Communications - 6.0%
Alphabet, Inc. - Class A	19,320	3,204,222
Anterix, Inc.(a)	21,354	804,192
Sirius XM Holdings, Inc.	29,956	708,452
Walt Disney Co.	7,078	680,833
		5,397,699
Consumer Cyclical - 11.5%
AutoZone, Inc.(a)	1,711	5,389,718
Crocs, Inc.(a)	6,155	891,306
Dollar Tree, Inc.(a)	22,725	1,598,022
Liberty Media Corp.-Liberty Live - Class A(a)	1,320	65,353
Liberty Media Corp.-Liberty Live - Class C(a)	7,621	391,186
The Shyft Group, Inc.	49,736	624,187
Visteon Corp.(a)	14,851	1,414,409
		10,374,181
Consumer Non Cyclical - 16.5%
Alight, Inc. - Class A(a)	157,334	1,164,272
API Group Corp.(a)	36,508	1,205,494
Biogen, Inc.(a)	7,666	1,485,978
Colliers International Group, Inc.	30,220	4,587,698
GXO Logistics, Inc.(a)	20,390	1,061,707
ICU Medical, Inc.(a)	4,615	840,945
Inmode Ltd.(a)	18,175	308,066
Stride, Inc.(a)	20,327	1,734,097
The Brink’s Co.	21,197	2,451,221
		14,839,478
Energy - 5.1%
Exxon Mobil Corp.	15,230	1,785,261
Marathon Petroleum Corp.	17,497	2,850,436
		4,635,697
Financial - 5.9%
Brookfield Asset Management Ltd. - Class A	6,734	318,451
Brookfield Corp.	40,595	2,157,624
Markel Group, Inc.(a)	1,793	2,812,464
		5,288,539
Industrial - 24.3%
Canadian Pacific Kansas City Ltd.	35,807	3,062,931
EMCOR Group, Inc.	15,606	6,718,851
MasTec, Inc.(a)	34,715	4,273,417
Moog, Inc. - Class A	4,665	942,423
Republic Services, Inc.	19,236	3,863,358
RXO, Inc.(a)	39,335	1,101,380
Veralto Corp.	17,612	1,970,078
		21,932,438

	Shares	Value
Technology - 18.4%
Broadcom, Inc.	41,542	$7,165,995
Constellation Software, Inc.	1,465	4,750,361
Crane NXT Co.	21,524	1,207,496
Lumine Group, Inc.(a)	4,395	102,689
SS&C Technologies Holdings, Inc.	41,110	3,050,773
Topicus.com, Inc.	2,725	257,137
		16,534,451
Utilities - 8.2%
Vistra Energy Corp.	61,967	7,345,568
TOTAL COMMON STOCKS (Cost $33,173,926)		88,190,966
	Contracts
WARRANTS - 0.0%(b)
Technology - 0.0%(b)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $40.00(a)(c)	1,465	0
TOTAL WARRANTS (Cost $0)		0
	Shares
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Government Obligations Fund - Class X, 4.82%(d)	2,122,652	2,122,652
TOTAL SHORT-TERM INVESTMENTS (Cost $2,122,652)		2,122,652
TOTAL INVESTMENTS - 100.3% (Cost $35,296,578)		$90,313,618
Liabilities in Excess of Other Assets - (0.3)%		(248,225)
TOTAL NET ASSETS - 100.0%		$90,065,393

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

KIRR, MARBACH PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

ASSETS:
Investments, at current value (cost $35,296,578)	$90,313,618
Prepaid expenses	15,178
Interest receivable	8,566
Dividends receivable	7,874
Receivable for Fund shares sold	200
Total assets	90,345,436
LIABILITIES:
Payable for legal fees	93,553
Payable for Fund shares redeemed	62,143
Payable to Adviser	61,697
Payble for audit fees	22,079
Accrued expenses	28,934
Accrued distribution fees	11,637
Total liabilities	280,043
NET ASSETS	$90,065,393
Net Asets Consist of:
Capital Stock	30,100,672
Total Distributable Earnings	59,964,721
Total Net Assets	$90,065,393
Shares outstanding (500,000,000 shares of $0.01 par value authorized)	2,663,094
Net asset value and offering price per share(1)	$33.82

(1)	A redemption fee is assessed against shares redeemed within 30 days of purchase.
See notes to the financial statements.

2

KIRR, MARBACH PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Year Ended September 30, 2024

INVESTMENT INCOME:
Dividend income
(net of withholding of $9,250)	$530,686
Interest income	141,115
Total investment income	671,801
EXPENSES:
Investment Adviser fees	791,686
Administration fees	64,551
Distribution fees	63,335
Legal fees	59,529
Transfer agent fees	40,015
Federal & state registration fees	30,295
Fund accounting fees	27,718
Audit fees	22,078
Custody fees	16,237
Postage & printing fees	13,521
Directors fees	11,935
Other	8,317
Total expenses before reimbursement	1,149,217
Less: Reimbursement from Investment Adviser	(1,273)
Net expenses	1,147,944
Net investment loss	(476,143)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments (includes $627,690 in gains from in-kind transaction)	5,541,550
Net change in unrealized appreciation on investments	19,912,344
Net realized and unrealized gain on investments	25,453,894
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,977,751

See notes to the financial statements.

3

KIRR, MARBACH PARTNERS VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
OPERATIONS:
Net investment loss	$(476,143)	$(178,651)
Net realized gain on investments	5,541,550	2,764,809
Net change in unrealized appreciation on investments	19,912,344	10,036,119
Net increase in net assets resulting from operations	24,977,751	12,622,277
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,741,826	1,000,707
Proceeds from reinvestment of distributions	2,310,373	2,174,488
Payments for shares redeemed	(6,982,403)	(4,386,026)
Redemption fees	983	—
Net decrease in net assets resulting from capital share transactions	(929,221)	(1,210,831)
DISTRIBUTIONS TO SHAREHOLDERS:	(2,407,039)	(2,259,496)
TOTAL INCREASE IN NET ASSETS	21,641,491	9,151,950
NET ASSETS:
Beginning of year	68,423,902	59,271,952
End of year	$90,065,393	$68,423,902
CHANGES IN SHARES OUTSTANDING:
Shares sold	133,761	40,093
Shares issued to holders in reinvestment of dividends	85,824	93,890
Shares redeemed	(241,461)	(174,681)
Net decrease in shares outstanding	(21,876)	(40,698)

See notes to the financial statements.

4

KIRR, MARBACH PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the year.

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$25.48	$21.75	$26.83	$19.27	$22.01
Investment operations:
Net investment loss	(0.18)	(0.07)	(0.22)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	9.43	4.63	(3.79)	8.01	(2.18)
Total from investment operations	9.25	4.56	(4.01)	7.87	(2.26)
Less distributions:
Dividends from net capital gains	(0.91)	(0.83)	(1.07)	(0.31)	(0.48)
Total distributions	(0.91)	(0.83)	(1.07)	(0.31)	(0.48)
Paid in capital from redemption fees	—(1)	—	—(1)	—(1)	—
Net asset value, end of year	$33.82	$25.48	$21.75	$26.83	$19.27
Total return	37.22%	21.36%	−15.80%	41.12%	−10.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$90.1	$68.4	$59.3	$71.9	$54.1
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.45%	1.55%	1.66%	1.60%	1.64%
After expense reimbursement/recoupment	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment	(0.60)%	(0.36)%	(1.06)%	(0.73)%	(0.65)%
After expense reimbursement/recoupment	(0.60)%	(0.26)%	(0.84)%	(0.58)%	(0.46)%
Portfolio turnover rate	9%	10%	14%	9%	23%

(1)	Less than $0.01 per share.
See notes to the financial statements

5

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Kirr, Marbach Partners Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.” The one series presently authorized is Kirr, Marbach Partners Value Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital growth. The Fund commenced operations on December 31, 1998.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A)
Investment Valuation - Securities listed on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where the security is primarily traded. Exchange- traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors. Foreign securities have been issued by foreign private issuers registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934. Debt securities, including short-term debt instruments having maturities less than 60 days, are valued at the mean between the bid and asked prices as reported by an approved pricing service.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 –
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

6

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$88,190,966	$ —	$ —	$88,190,966
Short-Term Investment	2,122,652	—	—	2,122,652
Warrant	—	—	—(a)	—(a)
Total Investments	$90,313,618	$—	$—(a)	$90,313,618

(a)	Amount is less than $0.50.
Refer to the Schedule of Investments for further disaggregation of investment categories.
B)
Federal Income Taxes – A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended September 30, 2024, or for any other tax years which are open for exam. As of September 30, 2024, open tax years include the tax years ended September 30, 2021 through 2024. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2024, the Fund did not incur any interest or penalties.

C)	Income and Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.
D)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

E)
Repurchase Agreements – The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

F)
Security Transactions, Investment Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

7

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
For the year ended September 30, 2024, the following table shows the reclassifications made:

Distributable Earnings	Paid In Capital
$(636,022)	$636,022

G)
Market Events Risk – Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

H)	Subsequent Events – Management has evaluated Fund related events and transactions that occurred subsequent to September 30, 2024 through the date of issuance of the Fund’s financial statements.
2. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the year ended September 30, 2024 were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	6,841,755	8,436,391

*	Sales exclude securities redeemed in-kind of $1,012,703.
3. Federal Income Taxes
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

Cost of Investments	$34,652,045
Gross unrealized appreciation	$56,543,703
Gross unrealized depreciation	(882,163)
Net unrealized appreciation	55,661,540
Undistributed ordinary income	—
Undistributed long-term capital gain	4,905,153
Total distributable earnings	4,905,153
Other accumulated losses	(601,972)
Total accumulated earnings	$59,964,721

As of September 30, 2024, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended September 30, 2024, the Fund had $601,972 in qualified late year losses.

8

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
The tax character of distributions paid during the year ended September 30, 2024, were as follows:

Ordinary Income*	Long Term Capital Gains**	Total
$—	$2,407,039	$2,407,039

The tax character of distributions paid during the year ended September 30, 2023, were as follows:

Ordinary Income*	Long Term Capital Gains**	Total
$—	$2,259,496	$2,259,496

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

4. AGREEMENTS
The Fund has entered into an Investment Advisory Agreement with Kirr, Marbach & Company, LLC (the “Investment Adviser”). Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund’s daily net assets.
The Investment Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.45% of its average daily net assets until February 28, 2025. The Investment Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after February 28, 2025. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.45%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of thirty-six months following the date on which such fee waiver or expense reimbursement was made. Waived/reimbursed fees and expenses subject to potential recovery by month of expiration are as follows:

Year of expiration	Amount
October 2024 - September 2025	$152,632
October 2025 - September 2026	70,026
October 2026 - September 2027	1,273
$223,931

As of September 30, 2024, it was possible, but not probable, those amounts would be recovered by the Investment Adviser. At the end of each fiscal year in the future, the Fund will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.
Quasar Distributors, LLC, (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside serves as principal underwriter of the shares of the Fund and is not affiliated with U.S. Bancorp. The Board of Trustees of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor. The Fund’s shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to pay the Distributor and certain financial intermediaries who assist in distributing the Fund shares or who provided shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of the Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the year ended September 30, 2024, the Fund incurred expenses of $63,335 pursuant to the 12b-1 Plan.

9

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
U.S Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.
The Fund imposes a 1.00% redemption fee on shares held 30 days or less. For the year ended September 30, 2024 and the year ended September 30, 2023, the Fund collected $983 and $0, respectively, in redemption fees.

10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors
of Kirr, Marbach Partners Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Kirr, Marbach Partners Value Fund (the “Fund”), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2006.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 22, 2024

11

ADDITIONAL INFORMATION
September 30, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. For information on the Public Reference Room call 1-800-SEC-0330.
AVAILABILITY OF PROXY VOTING INFORMATION
Both a description of the Fund’s Proxy Voting Policies and Procedures and information about the Fund’s proxy voting record will be available (1) without charge, upon request, by calling 1-800-870-8039, and (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended September 30, 2024, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as QDI was 0.00% for the Fund. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2024, was 0.00% for the Fund.

12

Directors
Mark Foster, CFA
Mickey Kim, CFA
Jeffrey N. Brown
John Elwood
Thomas J. Thornburg
Principal Officers
Mark D. Foster, CFA, President
Mickey Kim, CFA, Vice President, Treasurer and Secretary
Investment Adviser
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, IN 47201
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Administrator, Transfer Agent And
Dividend – Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Legal Counsel
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
This report should be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the
Fund’s directors and is available without charge upon request by calling 1-800-808-9444.
The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling
1-800-808-9444. A description of the Fund’s proxy voting policies and procedures is available on the Fund’s website, www.kmpartnersfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how the
Fund voted proxies relating to portfolio securities during the twelve months ended June 30, is available without charge upon request by calling 1-800-808-9444 or on the SEC’s website, at www.sec.gov.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)*	/s/ Mark Foster
Mr. Mark Foster, President

Date	12/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark Foster
Mr. Mark Foster, President

Date	12/6/2024

By (Signature and Title)*	/s/ Mickey Kim
Mr. Mickey Kim, Treasurer

Date	12/6/2024

* Print the name and title of each signing officer under his or her signature.